PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 394	$ 372
Buildings	2,591	2,653
Machinery and equipment	5,071	4,893
Computer equipment and other assets	1,492	1,391
Payments on account	525	571
Subtotal	10,073	9,880
Less-accumulated depreciation	3,529	3,345
Property, Plant and Equipment, Net, Total	6,544	6,535
Depreciation expense for the year	449	464	$ 458
Impairment charge during the year on property, plant and equipment	$ 96	$ 163	$ 61
Capitalized Land Lease Estimated Useful Lives Minimum	30
Capitalized Land Lease Estimated Useful Lives Maximum	99